Stock-Based Compensation - Incentive Plan Details (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 01, 2015	Mar. 31, 2014	Aug. 31, 2010	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-Based Compensation
Stock based compensation, amortization period				4 years
Stock-based compensation expense				$ 61,289	$ 41,011	$ 48,037
Performance-based restricted shares
Stock-Based Compensation
Stock based compensation, amortization period				1 year
2010 Plan
Stock-Based Compensation
Term of share incentive plan			10 years
Ordinary shares reserved for issuance			35,000,000
Amount that maximum number of ordinary shares available for issuance is reduced for every share issued pursuant to share option or share appreciation right			1
Amount that maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units			1.75
2014 Plan
Stock-Based Compensation
Term of share incentive plan	10 years
Ordinary shares reserved for issuance		4,600,000
Number of additional shares for the plan		1,000,000.0
One-time percentage increase on January 1, 2015 for maximum aggregate number of shares which may be issued (as a percent)	10.00%